SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

6.SEGMENT INFORMATION

Operating segments are defined as components of a group entity about which discrete financial information is available for regular evaluation by the chief operating decision maker, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the executive team.

The executive team regularly reviews revenue analysis and the Group’s consolidated results for the periods presented for the purposes of resource allocation and performance assessment. As no other discrete financial information is available for the assessment of different business activities, no segment information is presented other than entity-wide disclosures.

Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined that it has one operating segment which is the development and operation of solar parks and related business activities.

Geographical information

The Group’s operations are located in the respective countries of domicile of the Group’s subsidiaries. The operations of the Group include the Republic of Bulgaria (“Bulgaria”), the Federal Republic of Germany (“Germany”), the Hellenic Republic (“Greece”), Czech, Japan, Spain, Uruguay, Canada and USA during the periods presented.

Information about the Group’s revenue is presented based on the location of the operations. Information about the Group’s non-current assets is presented based on the geographical location of the assets.

	Revenue for the year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Bulgaria	881	871	966
Canada	8,327	8,724	382
Czech	3,284	3,197	3,548
Germany	249	27	—
Greece	8,849	8,748	1,650
Japan	24,728	37,757	37,887
Spain	405	379	421
USA	31	3,797	6,681
Uruguay	401	2,425	5,198

	47,155	65,925	56,733

	Non-current assets At December 31,
	2016	2017
	Thousand USD	Thousand USD
Bulgaria	65	92
Canada	1,037	1,956
Chile	122	3,164
Czech	15,409	15,127
Greece	17	109
Japan	217,432	234,398
PRC	2,161	268
Spain	2,998	6,446
USA	42,904	45,137
Uruguay	10,227	106,877

	292,372	413,574

Non-current assets excluded deferred tax assets and amounts due from other related parties.

Information about major customers

Revenue from customers during the periods presented contributing over 10% of the total sales of the Group for each of the respective reporting periods are as follows:

	Year ended December 31,
	2015		2016	2017
	Thousand USD		Thousand USD	Thousand USD
Customer A	7,420		10,504	13,056
Customer B	6,951		10,861	11,684
Customer C		*	8,164	9,912
Customer D	7,834		7,103		*

*	The corresponding revenue does not contribute over 10% of the total revenue of the Group in the respective periods.